Investments and Other Non-current Assets	12 Months Ended
Dec. 31, 2016
Investments, All Other Investments [Abstract]
Investments and Other Non-current Assets

7. Investments and Other Non-current Assets

DECEMBER 31	2016	2015
Equity method investments	$18.5	$22.9
Deferred tax assets	234.1	141.0
Income tax receivables	44.7	50.9
Other non-current assets	54.9	41.0

Investments and other non-current assets	$352.2	$255.8

As of December 31, 2016, the Company had one equity method investment. The Company has an ownership of 49% in Autoliv-Hirotako Safety Sdn, Bhd (parent and subsidiaries) in Malaysia which it currently does not control, but in which it exercises significant influence over operations and financial position. This investment is accounted for under the equity method, which means that a proportional share of the equity method investment’s net income increases the investment, and a proportional share of losses and payment of dividends decreases it. In the Consolidated Statements of Net Income, the proportional share of the net income (loss) is reported as Income from equity method investments.

In 2016, Changchun Hongguang-Autoliv Vehicle Safety Systems Co. Ltd., in which the Company owned 30%, was divested. The loss in connection with the divestment was immaterial.